UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
June 30, 2023
Institutional Mid-Cap Equity
Growth Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
returns during the first half of your fund’s fiscal year, the six-
month period ended June 30, 2023. Despite turmoil in the
banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major
economies and corporate earnings results came in stronger
than expected.
For the six-month period, the technology-oriented Nasdaq
Composite Index gained more than 30%, the strongest
result of the major benchmarks, as tech companies
benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
market counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, the information technology,
communication services, and consumer discretionary sectors
were all lifted by the tech rally and recorded significant
gains. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and the
energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core
inflation readings—which exclude volatile food and energy
prices—remained stubbornly high. In response, the Federal
Reserve raised its short-term lending benchmark rate to a
target range of 5.00% to 5.25% by early May, the highest level since 2007. The Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come
by the end of the year.
In the fixed income market, returns were generally positive
across most sectors as investors benefited from the higher
interest rates that have become available over the past
year. Investment-grade corporate bonds were supported
by generally solid balance sheets and were among the
strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we
believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been
contained by the swift actions of regulators, it could weigh on credit conditions. Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning that
we previously included in the semiannual shareholder letters.
The Securities and Exchange Commission (SEC) adopted new
rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging.
As we prepare to make changes to the annual reports to meet
the new report regulatory requirements by mid-2024, we
felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced,
you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Health Care 25.5% 24.6%
Information Technology 21.0  19.0
Industrials and Business Services 17.4  17.2
Consumer Discretionary 13.7  11.2
Financials 6.5  7.6
Materials 5.7  5.6
Consumer Staples 2.4  4.1
Communication Services 2.8  3.9
Energy 3.4  3.5
Real Estate 0.0  1.1
Utilities 0.0  0.0
Other and Reserves 1.6  2.2
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Microchip Technology 3.4%
Hologic 2.9
Marvell Technology 2.6
Teleflex 2.1
Ingersoll Rand 2.1
Agilent Technologies 2.0
Trade Desk 1.9
Textron 1.8
Ball 1.7
JB Hunt Transport Services 1.6
FleetCor Technologies 1.5
Hilton Worldwide Holdings 1.5
Fortive 1.5
Equifax 1.5
Burlington Stores 1.5
Veeva Systems 1.5
Keysight Technologies 1.5
Bruker 1.4
MGM Resorts International 1.4
Martin Marietta Materials 1.4
Dollar Tree 1.3
Crowdstrike Holdings 1.2
Cooper 1.2
KKR 1.2
Domino's Pizza 1.2
Total 42.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL MID-CAP EQUITY
GROWTH FUND
Beginning
Account
Value
1/1/23
Ending
Account
Value
6/30/23
Expenses
Paid During
Period*
1/1/23 to
6/30/23
Actual $1,000.00 $1,132.10 $3.22
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.77   3.06
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.61%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 55.87 $ 73.93 $ 72.47 $ 61.11 $ 48.29 $ 54.48
Investment activities
Net investment income (loss)
(1)(2)
0.05 0.01 (0.12) 0.03 0.18 0.14
Net realized and unrealized gain/
loss 7.33 (17.15) 11.04 14.55 15.76 (1.30)
Total from investment activities 7.38 (17.14) 10.92 14.58 15.94 (1.16)
Distributions
Net investment income – – – (0.04) (0.19) (0.13)
Net realized gain – (0.92) (9.46) (3.18) (2.93) (4.90)
Total distributions – (0.92) (9.46) (3.22) (3.12) (5.03)
NET ASSET VALUE
End of period $ 63.25 $ 55.87 $ 73.93 $ 72.47 $ 61.11 $ 48.29
Ratios/Supplemental Data
Total return
(2)(3)
13.21% (23.17)% 15.52% 23.87% 33.09% (2.23)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.61%
(4)
0.61% 0.61% 0.61% 0.61% 0.61%
Net expenses after waivers/
payments by Price Associates 0.61%
(4)
0.61% 0.61% 0.61% 0.61% 0.61%
Net investment income (loss) 0.18%
(4)
0.01% (0.15)% 0.05% 0.31% 0.24%
Portfolio turnover rate 12.2% 24.1% 17.7% 25.3% 26.3% 35.9%
Net assets, end of period (in millions) $ 5,287 $ 4,846 $ 7,028 $ 7,794 $ 8,119 $ 6,466
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
June 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.4%
COMMUNICATION SERVICES 3.9%
Entertainment 1.8%
Liberty Media-Liberty Formula One,
Class C  (1) 670,000 50,438
Spotify Technology  (1) 289,000 46,399
96,837
Interactive Media & Services 0.2%
Match Group  (1) 220,000 9,207
9,207
Media 1.9%
Trade Desk, Class A  (1) 1,316,000 101,622
101,622
Total Communication Services 207,666
CONSUMER
DISCRETIONARY 11.3%
Automobile Components 0.1%
Mobileye Global, Class A  (1) 90,000 3,458
3,458
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions  (1) 265,000 24,499
Clear Secure, Class A  298,000 6,905
31,404
Hotels, Restaurants & Leisure 5.7%
Caesars Entertainment  (1) 269,282 13,725
Chipotle Mexican Grill  (1) 11,000 23,529
Domino's Pizza  188,000 63,354
Hilton Worldwide Holdings  550,000 80,052
MGM Resorts International  1,701,793 74,743
Vail Resorts  10,000 2,518
Yum! Brands  303,000 41,981
299,902
Specialty Retail 4.6%
Bath & Body Works  1,031,000 38,663
Burlington Stores  (1) 490,000 77,121
Five Below  (1) 213,000 41,863
O'Reilly Automotive  (1) 27,000 25,793
Ross Stores  383,000 42,946
Tractor Supply  70,919 15,680
242,066
Textiles, Apparel & Luxury
Goods 0.3%
Lululemon Athletica  (1) 46,000 17,411
17,411
Total Consumer Discretionary 594,241
CONSUMER STAPLES 4.1%
Beverages 0.3%
Boston Beer, Class A  (1) 53,000 16,347
16,347
Consumer Staples Distribution &
Retail 2.6%
Casey's General Stores  204,000 49,752
Shares $ Value
(Cost and value in $000s)
‡
Dollar General  116,000 19,694
Dollar Tree  (1) 462,000 66,297
135,743
Food Products 0.5%
TreeHouse Foods  (1) 498,000 25,089
25,089
Household Products 0.4%
Reynolds Consumer Products  718,000 20,283
20,283
Personal Care Products 0.3%
Kenvue   (1) 608,671 16,081
16,081
Total Consumer Staples 213,543
ENERGY 3.5%
Oil, Gas & Consumable Fuels 3.5%
Cheniere Energy  232,000 35,348
Coterra Energy  1,042,000 26,363
Devon Energy  205,000 9,910
EQT  573,000 23,567
Pioneer Natural Resources  213,000 44,129
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $912  (1)(2)(3) 302 5,436
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $7,718  (1)(2)(3) 2,097 37,746
Total Energy 182,499
FINANCIALS 7.6%
Capital Markets 4.5%
Cboe Global Markets  53,000 7,314
Intercontinental Exchange  477,000 53,939
KKR  1,155,000 64,680
MarketAxess Holdings  116,000 30,325
Raymond James Financial  314,000 32,584
Tradeweb Markets, Class A  700,000 47,936
236,778
Financial Services 1.5%
FleetCor Technologies  (1) 325,000 81,601
81,601
Insurance 1.6%
Assurant  385,000 48,402
Axis Capital Holdings  355,000 19,110
Kemper  179,000 8,638
Markel Group  (1) 6,000 8,299
84,449
Total Financials 402,828
HEALTH CARE 24.5%
Biotechnology 4.7%
Alnylam Pharmaceuticals  (1) 284,000 53,943
Apellis Pharmaceuticals (1) 211,000 19,222
Argenx , ADR  (1) 64,000 24,943
Ascendis Pharma, ADR  (1) 204,000 18,207
Biogen  (1) 116,000 33,042

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CRISPR Therapeutics  (1) 213,000 11,958
Exact Sciences  (1) 254,000 23,851
Ionis Pharmaceuticals (1) 834,000 34,219
Karuna Therapeutics (1) 89,000 19,300
Seagen  (1) 53,000 10,200
248,885
Health Care Equipment &
Supplies 9.4%
Alcon  550,000 45,160
Cooper  169,000 64,800
DENTSPLY SIRONA  464,000 18,569
Enovis  (1) 571,000 36,613
Hologic  (1) 1,909,000 154,572
ICU Medical  (1) 156,000 27,798
Novocure  (1) 156,000 6,474
QuidelOrtho  (1) 362,000 29,995
Teleflex  463,000 112,060
496,041
Health Care Providers &
Services 2.2%
Acadia Healthcare  (1) 711,000 56,624
agilon health (1) 1,281,901 22,228
Molina Healthcare  (1) 130,000 39,161
118,013
Health Care Technology 1.7%
Doximity , Class A  (1) 350,000 11,907
Veeva Systems, Class A  (1) 390,000 77,115
89,022
Life Sciences Tools & Services 5.6%
Agilent Technologies  880,000 105,820
Avantor  (1) 3,046,000 62,565
Bruker  1,013,965 74,952
West Pharmaceutical Services  145,000 55,458
298,795
Pharmaceuticals 0.9%
Catalent   (1) 1,049,697 45,515
45,515
Total Health Care 1,296,271
INDUSTRIALS & BUSINESS
SERVICES 17.1%
Aerospace & Defense 2.2%
BWX Technologies  307,000 21,972
Textron  1,432,000 96,846
118,818
Commercial Services &
Supplies 0.3%
Waste Connections  119,000 17,009
17,009
Electrical Equipment 0.2%
Shoals Technologies Group, Class
A  (1) 437,000 11,170
11,170
Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation 1.6%
JB Hunt Transport Services  462,000 83,636
83,636
Industrial Conglomerates 1.0%
Roper Technologies  107,000 51,446
51,446
Machinery 5.0%
Esab 567,000 37,728
Fortive 1,068,000 79,854
IDEX  160,000 34,442
Ingersoll Rand  1,692,000 110,589
262,613
Passenger Airlines 1.1%
Southwest Airlines  1,644,000 59,529
59,529
Professional Services 4.9%
Broadridge Financial Solutions  267,000 44,223
Equifax  333,000 78,355
Paylocity Holding (1) 214,000 39,489
TransUnion  706,000 55,301
Verisk Analytics  196,000 44,302
261,670
Trading Companies &
Distributors 0.8%
United Rentals  96,000 42,755
42,755
Total Industrials & Business Services 908,646
INFORMATION
TECHNOLOGY 18.8%
Electronic Equipment, Instruments
& Components 3.1%
Amphenol, Class A  478,000 40,606
Cognex 444,000 24,873
Corning  331,000 11,598
Keysight Technologies (1) 458,000 76,692
Littelfuse 37,000 10,779
164,548
IT Services 0.3%
MongoDB (1) 44,000 18,084
18,084
Semiconductors & Semiconductor
Equipment 8.0%
KLA  112,000 54,322
Lattice Semiconductor  (1) 372,000 35,738
Marvell Technology  2,314,000 138,331
Microchip Technology  2,001,000 179,270
NXP Semiconductors  81,000 16,579
424,240
Software 7.4%
Atlassian , Class A  (1) 116,000 19,466
BILL Holdings  (1) 222,619 26,013
Black Knight  (1) 725,000 43,304
CCC Intelligent Solutions Holdings  (1) 2,810,588 31,507

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Confluent, Class A  (1) 175,000 6,179
Crowdstrike Holdings, Class A  (1) 449,000 65,945
Fair Isaac  (1) 59,000 47,743
Fortinet  (1) 712,000 53,820
HashiCorp , Class A  (1) 94,000 2,461
PTC  (1) 379,000 53,932
Synopsys  (1) 98,000 42,670
393,040
Total Information Technology 999,912
MATERIALS 5.5%
Chemicals 0.6%
RPM International  351,000 31,495
31,495
Construction Materials 1.4%
Martin Marietta Materials  155,000 71,562
71,562
Containers & Packaging 3.5%
Avery Dennison  356,000 61,161
Ball  1,522,000 88,595
Sealed Air  933,000 37,320
187,076
Total Materials 290,133
REAL ESTATE 1.1%
Real Estate Management &
Development 1.1%
CoStar Group  (1) 648,000 57,672
Total Real Estate 57,672
Total Common Stocks (Cost
$3,293,391) 5,153,411
CONVERTIBLE PREFERRED STOCKS 0.4%
CONSUMER STAPLES 0.1%
Consumer Staples Distribution &
Retail 0.1%
Maplebear DBA Instacart , Series
E, Acquisition Date: 11/19/21,
Cost $11,454  (1)(2)(3) 95,262 3,096
Shares $ Value
(Cost and value in $000s)
‡
Maplebear DBA Instacart , Series
I, Acquisition Date: 2/26/21,
Cost $1,898  (1)(2)(3) 15,187 493
Total Consumer Staples 3,589
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $5,272  (1)(2)(3) 650,866 3,482
Total Health Care 3,482
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks , Series H, Acquisition Date:
8/31/21, Cost $3,789  (1)(2)(3) 51,566 3,773
Nuro , Series D, Acquisition Date:
10/29/21, Cost $3,467  (1)(2)(3) 166,336 1,031
Total Information Technology 4,804
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,883  (1)(2)(3) 81,901 3,910
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $7,712  (1)(2)(3) 186,841 3,789
Total Materials 7,699
Total Convertible Preferred Stocks
(Cost $37,475) 19,574
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Treasury Reserve Fund,
5.11%  (4)(5) 119,132,708 119,133
Total Short-Term Investments (Cost
$119,133) 119,133
Total Investments in Securities
100.1% of Net Assets
(Cost $3,449,999) $ 5,292,118
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $62,756 and represents 1.2% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 5.11% $ —# $ — $ 2,326+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Treasury Reserve Fund, 5.11% $ 77,614  ¤   ¤ $ 119,133^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,326 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $119,133.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,449,999) $ 5,292,118
Receivable for investment securities sold 23,332
Receivable for shares sold 1,936
Dividends receivable 1,288
Other assets 98
Total assets 5,318,772
Liabilities
Payable for investment securities purchased 26,260
Investment management fees payable 2,524
Payable for shares redeemed 2,493
Due to affiliates 11
Payable to directors 4
Other liabilities 168
Total liabilities 31,460
NET ASSETS $ 5,287,312
Net Assets Consist of:
Total distributable earnings (loss) $ 2,074,579
Paid-in capital applicable to 83,597,120 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 3,212,733
NET ASSETS $ 5,287,312
NET ASSET VALUE PER SHARE $ 63.25

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $49) $ 19,601
Other 15
Total income 19,616
Expenses
Investment management 14,960
Prospectus and shareholder reports 63
Custody and accounting 136
Proxy and annual meeting 24
Registration 20
Legal and audit 15
Directors 9
Miscellaneous 21
Total expenses 15,248
Net investment income 4,368
Realized and Unrealized Gain / Loss –
Net realized gain on securities 230,106
Change in net unrealized gain / loss
Securities 392,013
Other assets and liabilities denominated in foreign currencies 1
Change in net unrealized gain / loss 392,014
Net realized and unrealized gain / loss 622,120
INCREASE IN NET ASSETS FROM OPERATIONS
$ 626,488

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,368 $ 634
Net realized gain 230,106 172,743
Change in net unrealized gain / loss 392,014 (1,766,536)
Increase (decrease) in net assets from operations 626,488 (1,593,159)
Distributions to shareholders
Net earnings – (78,944)
Capital share transactions
*
Shares sold 237,990 532,762
Distributions reinvested – 77,997
Shares redeemed (423,126) (1,121,193)
Decrease in net assets from capital share transactions (185,136) (510,434)
Net Assets
Increase (decrease) during period 441,352 (2,182,537)
Beginning of period 4,845,960 7,028,497
End of period $ 5,287,312 $ 4,845,960
*Share information (000s)
Shares sold 3,984 8,904
Distributions reinvested – 1,408
Shares redeemed (7,120) (18,651)
Decrease in shares outstanding (3,136) (8,339)

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Mid-Cap Equity Growth Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/
loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of
Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2023, totaled $9,000 for the six months ended
June 30, 2023.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $601,477,000 and $820,477,000, respectively, for the six months ended June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $3,478,740,000. Net unrealized gain aggregated $1,813,380,000 at period-end, of which $1,999,417,000 related to appreciated investments and $186,037,000 related to depreciated investments.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,110,229 $ — $ 43,182 $ 5,153,411
Convertible Preferred Stocks — — 19,574 19,574
Short-Term Investments 119,133 — — 119,133
Total $ 5,229,362 $ — $ 62,756 $ 5,292,118
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Ending
Balance
6/30/23
Investment in Securities
Common Stocks $ 35,494 $ 7,688 $ 43,182
Convertible Preferred Stocks 27,253 (7,679) 19,574
Total $ 62,747 $ 9 $ 62,756

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.60% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. For the six months ended June 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for
Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the six months ended June 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the six months ended June 30, 2023, these reimbursements amounted to $99,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 320,314,383 3,222,013
Mark J. Parrell 318,797,542 4,739,747
Kellye L. Walker 319,916,004 3,621,251
Eric L. Veiel 319,226,171 4,308,862

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement
(Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser), on behalf of the fund.
In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and
Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by
independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and
Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate
(which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile
(Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and
Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the
United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory
Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and
Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E116-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023